Schedule of Investments (unaudited) (continued) September 30, 2020	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.4%
Afterpay Ltd.(a)	90,622	$5,341,675
AGL Energy Ltd.	260,681	2,545,374
AMP Ltd.	1,537,332	1,447,660
Ampol Ltd.	109,323	1,886,766
APA Group(b)	494,431	3,675,441
Aristocrat Leisure Ltd.	238,800	5,207,879
ASX Ltd.	82,342	4,814,175
Aurizon Holdings Ltd.	796,526	2,450,407
AusNet Services	719,189	970,857
Australia & New Zealand Banking Group Ltd.	1,178,702	14,705,477
BHP Group Ltd.	1,224,282	31,627,603
BHP Group PLC	877,767	18,726,404
BlueScope Steel Ltd.	196,372	1,809,334
Brambles Ltd.	636,805	4,835,282
CIMIC Group Ltd.(a)	35,358	473,611
Coca-Cola Amatil Ltd.	171,513	1,173,988
Cochlear Ltd.	25,875	3,696,722
Coles Group Ltd.	563,138	6,860,575
Commonwealth Bank of Australia	735,703	33,854,297
Computershare Ltd.	194,987	1,724,993
Crown Resorts Ltd.	148,201	941,438
CSL Ltd.	188,701	38,979,330
Dexus	457,903	2,932,829
Evolution Mining Ltd.	687,026	2,870,005
Fortescue Metals Group Ltd.	718,529	8,441,297
Glencore PLC(a)	4,153,142	8,610,182
Goodman Group	701,563	9,083,431
GPT Group	776,730	2,185,093
Insurance Australia Group Ltd.	988,482	3,127,966
Lendlease Corp Ltd.(b)	279,004	2,228,814
Macquarie Group Ltd.	139,915	12,128,427
Magellan Financial Group Ltd.	51,011	2,103,896
Medibank Pvt Ltd.	1,192,109	2,151,038
Mirvac Group	1,593,895	2,498,584
National Australia Bank Ltd.	1,326,422	17,040,459
Newcrest Mining Ltd.	335,909	7,617,039
Northern Star Resources Ltd.	314,005	3,111,488
Oil Search Ltd.	833,027	1,593,357
Orica Ltd.	159,205	1,772,559
Origin Energy Ltd.	713,282	2,208,971
Qantas Airways Ltd.(a)	312,303	915,872
QBE Insurance Group Ltd.	614,411	3,821,656
Ramsay Health Care Ltd.	75,869	3,617,339
REA Group Ltd.	20,858	1,660,896
Rio Tinto Ltd.	154,276	10,537,260
Rio Tinto PLC	467,495	28,130,300
Santos Ltd.	771,512	2,727,898
Scentre Group	2,175,603	3,463,882
SEEK Ltd.(c)	135,754	2,094,201
Sonic Healthcare Ltd.	186,951	4,439,560
South32 Ltd.	1,991,633	2,955,692
Stockland	1,056,082	2,885,029
Suncorp Group Ltd.	519,487	3,171,217
Sydney Airport(b)	558,783	2,372,855
Tabcorp Holdings Ltd.	896,750	2,159,480
Telstra Corp. Ltd.	1,752,235	3,508,411
TPG Telecom Ltd.(a)	133,629	705,154
Transurban Group(b)	1,136,696	11,606,682
Treasury Wine Estates Ltd.	306,011	1,966,199
Vicinity Centres	1,275,228	1,273,448

Security	Shares	Value

Australia (continued)
Washington H Soul Pattinson & Co. Ltd.	47,613	$808,764
Wesfarmers Ltd.	471,219	15,062,155
Westpac Banking Corp	1,509,831	18,358,483
WiseTech Global Ltd.	65,468	1,226,197
Woodside Petroleum Ltd.	391,630	4,970,593
Woolworths Group Ltd.	521,955	13,648,424

		427,542,370

Austria — 0.1%
ANDRITZ AG	31,927	985,449
Erste Group Bank AG(a)	113,573	2,378,263
OMV AG	54,660	1,495,555
Raiffeisen Bank International AG	55,226	845,288
Verbund AG	30,844	1,684,460
voestalpine AG	51,476	1,356,694

		8,745,709

Belgium — 0.9%
Ageas SA	72,419	2,963,320
Anheuser-Busch InBev SA/NV	316,338	17,031,770
Colruyt SA	24,016	1,558,556
Elia Group SA/NV	13,108	1,310,388
Galapagos NV(a)	17,835	2,528,465
Groupe Bruxelles Lambert SA	46,955	4,233,080
KBC Group NV	106,279	5,329,472
Proximus SADP	65,530	1,195,464
Sofina SA	6,540	1,785,462
Solvay SA	30,801	2,649,886
Telenet Group Holding NV	18,285	709,717
UCB SA	52,137	5,921,389
Umicore SA	82,368	3,426,057

		50,643,026

Chile — 0.0%
Antofagasta PLC	155,981	2,058,515

China — 0.6%
BeiGene Ltd., ADR(a)	15,242	4,365,919
BOC Hong Kong Holdings Ltd.	1,547,534	4,102,490
Budweiser Brewing Co. APAC Ltd.(c)(d)	730,500	2,136,595
Microport Scientific Corp	300,000	1,199,641
Prosus NV(a)	202,931	18,731,062
Wilmar International Ltd.	829,083	2,691,904
Yangzijiang Shipbuilding Holdings Ltd.	811,483	592,776

		33,820,387

Denmark — 2.5%
Ambu AS	69,272	1,950,657
AP Moeller — Maersk A/S, Class A	1,258	1,841,445
AP Moeller — Maersk A/S, Class B	2,718	4,296,832
Carlsberg A/S, Class B	42,811	5,767,588
Chr Hansen Holding A/S	43,238	4,799,676
Coloplast A/S, Class B	50,302	7,972,312
Danske Bank A/S(a)	275,415	3,725,292
Demant A/S(a)	46,392	1,454,905
DSV Panalpina AS	86,028	13,954,015
Genmab A/S(a)	26,849	9,743,650
GN Store Nord A/S	54,328	4,092,893
H Lundbeck A/S	29,845	982,983
Novo Nordisk A/S, Class B	715,629	49,582,054
Novozymes A/S, B Shares	86,498	5,436,603
Orsted A/S(d)	80,035	11,033,660
Pandora A/S	41,988	3,028,920

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Tryg A/S	48,625	$1,530,834
Vestas Wind Systems A/S	81,898	13,235,246

		144,429,565

Finland — 1.2%
Elisa OYJ	60,002	3,527,586
Fortum OYJ	184,931	3,738,964
Kone OYJ, Class B	141,257	12,402,849
Neste OYJ	175,824	9,258,837
Nokia OYJ(a)	2,344,312	9,175,301
Nordea Bank Abp	1,334,483	10,140,376
Orion OYJ, Class B	43,705	1,980,126
Sampo OYJ, A Shares	192,285	7,615,035
Stora Enso OYJ, B Shares	233,375	3,652,801
UPM-Kymmene OYJ	227,381	6,920,772
Wartsila OYJ Abp	184,917	1,452,174

		69,864,821

France — 10.4%
Accor SA(a)	77,016	2,155,680
Adevinta ASA(a)	99,631	1,712,233
Aeroports de Paris	12,428	1,232,918
Air Liquide SA	196,991	31,224,975
Airbus SE(a)	244,390	17,724,527
Alstom SA(a)	80,743	4,033,352
Amundi SA(a)(d)	25,881	1,824,213
Arkema SA	29,320	3,108,629
Atos SE(a)	39,877	3,204,360
AXA SA	802,467	14,852,028
BioMerieux	16,884	2,642,856
BNP Paribas SA(a)	468,079	16,932,535
Bollore SA	327,337	1,219,265
Bouygues SA(c)	93,366	3,226,387
Bureau Veritas SA(a)	126,161	2,843,836
Capgemini SE	67,248	8,627,606
Carrefour SA	246,749	3,942,823
Cie de Saint-Gobain(a)	215,050	9,007,829
Cie Generale des Etablissements Michelin SCA	70,020	7,516,472
CNP Assurances(a)	73,780	925,292
Covivio	18,736	1,315,621
Credit Agricole SA(a)	479,545	4,183,977
Danone SA	258,215	16,725,872
Dassault Aviation SA(a)	1,056	890,790
Dassault Systemes SE	54,911	10,245,407
Edenred	100,651	4,518,846
Eiffage SA(a)	35,344	2,884,590
Electricite de France SA	250,485	2,645,986
Engie SA(a)	751,013	10,036,168
EssilorLuxottica SA(a)	117,686	16,021,340
Eurazeo SE(a)	17,741	960,498
Faurecia SE(a)	29,964	1,291,580
Gecina SA	18,669	2,461,053
Getlink SE(a)	182,862	2,477,101
Hermes International	13,162	11,335,806
ICADE	12,935	724,753
Iliad SA	6,071	1,113,628
Ingenico Group SA(a)	24,904	3,858,440
Ipsen SA	15,827	1,654,457
JCDecaux SA(a)	30,058	519,648
Kering SA	31,484	20,884,669
Klepierre SA	83,416	1,167,655
La Francaise des Jeux SAEM(d)	36,469	1,337,918
Legrand SA	110,941	8,836,372

Security	Shares	Value

France (continued)
L’Oreal SA	104,595	$34,038,222
LVMH Moet Hennessy Louis Vuitton SE	115,438	54,013,488
Natixis SA(a)	326,281	733,248
Orange SA	829,130	8,635,848
Orpea(a)	21,933	2,491,957
Pernod Ricard SA	87,893	14,013,298
Peugeot SA(a)	249,645	4,527,174
Publicis Groupe SA	87,520	2,820,764
Remy Cointreau SA	9,611	1,754,313
Renault SA(a)	79,886	2,072,312
Safran SA(a)	133,144	13,099,646
Sanofi	469,826	47,082,116
Sartorius Stedim Biotech	11,493	3,966,954
Schneider Electric SE	230,887	28,698,996
SCOR SE(a)	67,428	1,877,326
SEB SA	9,847	1,601,822
Societe Generale SA(a)	336,924	4,472,300
Sodexo SA	36,050	2,569,779
STMicroelectronics NV	264,897	8,124,390
Suez SA	143,270	2,647,205
Teleperformance	24,403	7,523,489
Thales SA	45,328	3,397,229
Total SA	1,027,271	35,279,109
Ubisoft Entertainment SA(a)	36,318	3,273,268
Unibail-Rodamco-Westfield(c)	60,299	2,223,815
Valeo SA	98,147	3,013,915
Veolia Environnement SA	227,797	4,914,965
Vinci SA	214,148	17,893,460
Vivendi SA	350,673	9,793,897
Wendel SE	12,213	1,107,859
Worldline SA(a)(d)	58,179	4,763,881

		598,476,036

Germany — 8.9%
adidas AG, Class N(a)	79,127	25,553,430
Allianz SE, Registered Shares	173,375	33,275,804
Aroundtown SA(a)	466,281	2,340,660
BASF SE	383,039	23,325,557
Bayer AG, Registered Shares	408,291	25,188,979
Bayerische Motoren Werke AG	137,603	9,986,827
Beiersdorf AG	41,165	4,673,765
Brenntag AG	65,536	4,166,899
Carl Zeiss Meditec AG	16,590	2,095,326
Commerzbank AG(a)	417,267	2,052,010
Continental AG, Class A	46,619	5,052,022
Covestro AG(d)	72,251	3,582,930
Daimler AG, Registered Shares	356,368	19,224,295
Delivery Hero SE(a)(d)	54,314	6,231,948
Deutsche Bank AG, Registered Shares(a)	831,819	7,011,741
Deutsche Boerse AG	78,731	13,803,133
Deutsche Lufthansa AG, Registered Shares(a)(c)	81,727	707,900
Deutsche Post AG, Registered Shares	411,109	18,654,300
Deutsche Telekom AG, Class N, Registered Shares	1,390,504	23,151,931
Deutsche Wohnen SE	142,045	7,099,303
E.ON SE	933,062	10,284,590
Evonik Industries AG	86,758	2,244,337
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	15,075	593,526
Fresenius Medical Care AG & Co. KGaA	88,568	7,487,245
Fresenius SE & Co. KGaA	171,889	7,816,528
GEA Group AG	60,273	2,111,856
Hannover Rueck SE	25,672	3,974,302
HeidelbergCement AG	60,691	3,708,575
Henkel AG & Co. KGaA	43,281	4,047,990

2

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
HOCHTIEF AG	9,014	$699,752
Infineon Technologies AG, Class N	520,865	14,680,986
KION Group AG	24,967	2,131,911
Knorr-Bremse AG	30,135	3,548,742
LANXESS AG	34,224	1,958,167
LEG Immobilien AG	29,281	4,173,678
Merck KGaA	54,764	7,984,172
METRO AG	82,185	818,468
MTU Aero Engines AG	22,044	3,654,248
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	58,224	14,801,545
Nemetschek SE	24,504	1,791,028
Puma SE(a)	35,650	3,204,759
QIAGEN NV(a)	96,524	5,013,411
RWE AG	268,361	10,049,945
SAP SE	433,977	67,578,071
Scout24 AG(d)	45,655	3,982,347
Siemens AG, Class N, Registered Shares	317,930	40,151,052
Siemens Energy AG(a)	158,965	4,286,705
Siemens Healthineers AG(d)	111,649	5,011,749
Symrise AG	53,469	7,385,270
TeamViewer AG(a)(d)	55,159	2,720,433
Telefonica Deutschland Holding AG	374,906	958,164
thyssenkrupp AG(a)(c)	181,665	914,086
Uniper SE	83,650	2,700,148
United Internet AG, Registered Shares	39,586	1,513,880
Volkswagen AG	13,731	2,399,961
Vonovia SE	213,031	14,603,896
Zalando SE(a)(d)	64,893	6,062,942

		514,227,225

Hong Kong — 2.8%
AIA Group Ltd.	5,024,683	49,945,820
ASM Pacific Technology Ltd.	124,283	1,272,304
Bank of East Asia Ltd.(c)	552,187	1,019,373
CK Asset Holdings Ltd.	1,101,089	5,410,457
CK Infrastructure Holdings Ltd.	263,844	1,238,168
CLP Holdings Ltd.	697,261	6,510,502
Dairy Farm International Holdings Ltd.	120,620	455,893
Hang Lung Properties Ltd.	867,565	2,211,045
Hang Seng Bank Ltd.	309,548	4,585,886
Henderson Land Development Co. Ltd.	588,774	2,186,188
HK Electric Investments & HK Electric Investments Ltd.(b)(c)	1,138,616	1,177,181
HKT Trust & HKT Ltd.(b)	1,486,417	1,972,932
Hong Kong & China Gas Co. Ltd.	4,515,937	6,557,313
Hong Kong Exchanges & Clearing Ltd.	500,643	23,567,004
Hongkong Land Holdings Ltd.	514,693	1,917,557
Jardine Matheson Holdings Ltd.	88,486	3,517,458
Jardine Strategic Holdings Ltd.	97,486	1,932,837
Kerry Properties Ltd.	258,420	664,614
Link REIT	854,043	6,998,358
Melco Resorts & Entertainment Ltd., ADR	95,150	1,584,247
MTR Corp. Ltd.	649,033	3,221,091
New World Development Co. Ltd.	636,824	3,108,789
Pacific Century Premium Developments Ltd.(a)	189,859	50,065
PCCW Ltd.	1,757,959	1,051,650
Power Assets Holdings Ltd.	592,118	3,120,910
Sino Land Co. Ltd.	1,249,975	1,463,353
Sun Hung Kai Properties Ltd.	531,088	6,843,877
Swire Pacific Ltd., Class A	197,200	954,740
Swire Properties Ltd.	455,936	1,208,040

Security	Shares	Value

Hong Kong (continued)
Techtronic Industries Co. Ltd.	562,131	$7,473,923
WH Group Ltd.(d)	4,084,107	3,331,434
Wharf Real Estate Investment Co. Ltd.	719,245	2,948,227

		159,501,236

Ireland — 0.7%
AerCap Holdings NV(a)	48,423	1,219,775
CRH PLC	325,853	11,815,858
Flutter Entertainment PLC(a)	64,142	10,179,867
Kerry Group PLC, Class A	67,284	8,618,107
Kingspan Group PLC(a)	64,975	5,913,131
Smurfit Kappa Group PLC	92,190	3,617,347

		41,364,085

Israel — 0.6%
Azrieli Group Ltd.	18,223	813,574
Bank Hapoalim BM	469,097	2,506,365
Bank Leumi Le-Israel BM	617,998	2,720,652
Check Point Software Technologies Ltd.(a)	47,539	5,720,843
Elbit Systems Ltd.	9,399	1,140,911
ICL Group Ltd.	320,971	1,134,170
Isracard Ltd.	1	1
Israel Discount Bank Ltd., Class A	484,537	1,307,133
Mizrahi Tefahot Bank Ltd.	65,923	1,169,330
Nice Ltd.(a)	26,312	5,965,573
Teva Pharmaceutical Industries Ltd., ADR(a)	465,775	4,196,633
Wix.com Ltd.(a)	21,369	5,445,890

		32,121,075

Italy — 2.0%
Assicurazioni Generali SpA	458,500	6,462,286
Atlantia SpA(a)	207,176	3,244,636
Davide Campari-Milano NV	240,873	2,628,992
DiaSorin SpA	10,683	2,149,332
Enel SpA	3,388,140	29,395,187
Eni SpA	1,073,957	8,394,115
Ferrari NV	51,888	9,522,423
FinecoBank Banca Fineco SpA(a)	241,435	3,325,456
Infrastrutture Wireless Italiane SpA(d)	101,833	1,123,451
Intesa Sanpaolo SpA(a)	6,907,537	12,995,959
Leonardo SpA	173,953	1,015,998
Mediobanca Banca di Credito Finanziario SpA	256,160	2,007,249
Moncler SpA(a)	79,978	3,272,822
Nexi SpA(a)(d)	133,184	2,669,302
Pirelli & C SpA(a)(d)	151,814	650,482
Poste Italiane SpA(d)	221,344	1,961,505
Prysmian SpA	104,492	3,033,158
Recordati Industria Chimica e Farmaceutica SpA	44,850	2,297,442
Snam SpA	846,528	4,353,497
Telecom Italia SpA	2,637,411	1,064,915
Telecom Italia SpA/Milano	3,124,388	1,252,265
Terna Rete Elettrica Nazionale SpA	601,044	4,205,383
UniCredit SpA(a)	883,306	7,298,069

		114,323,924

Japan — 25.6%
ABC-Mart, Inc	12,735	663,063
Acom Co. Ltd.	145,654	633,577
Advantest Corp.	83,300	4,051,761
Aeon Co. Ltd.	271,746	7,310,197
Aeon Mall Co. Ltd.	37,355	525,097
AGC, Inc	78,648	2,311,421
Air Water, Inc	76,516	1,034,856
Aisin Seiki Co. Ltd.	63,446	2,029,897

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ajinomoto Co., Inc.	198,754	$4,073,470
Alfresa Holdings Corp.	75,951	1,663,540
Amada Co. Ltd.	146,349	1,369,058
ANA Holdings, Inc.(a)	50,711	1,172,973
Aozora Bank Ltd.	40,458	671,784
Asahi Group Holdings Ltd.	188,602	6,573,274
Asahi Intecc Co. Ltd.	78,100	2,454,577
Asahi Kasei Corp.	531,768	4,638,945
Astellas Pharma, Inc.	780,643	11,636,729
Bandai Namco Holdings, Inc.	81,604	5,979,126
Bank of Kyoto Ltd.	21,241	1,027,006
Benesse Holdings, Inc.	27,494	707,666
Bridgestone Corp.	226,141	7,148,123
Brother Industries Ltd.	85,863	1,365,857
Calbee, Inc.	33,823	1,114,060
Canon, Inc.	422,348	7,005,300
Casio Computer Co. Ltd.	76,981	1,246,499
Central Japan Railway Co.	60,840	8,720,782
Chiba Bank Ltd.	241,870	1,334,575
Chubu Electric Power Co., Inc.	275,111	3,346,301
Chugai Pharmaceutical Co. Ltd.	278,030	12,476,722
Chugoku Electric Power Co., Inc.	117,921	1,474,345
Coca-Cola Bottlers Japan Holdings, Inc.	54,311	909,168
Concordia Financial Group Ltd.	407,370	1,416,904
Cosmos Pharmaceutical Corp.	8,500	1,481,299
CyberAgent, Inc.	40,329	2,490,377
Dai Nippon Printing Co. Ltd.	101,468	2,056,726
Daicel Corp.	105,556	760,801
Daifuku Co. Ltd.	40,876	4,125,917
Dai-ichi Life Holdings, Inc.	455,800	6,431,493
Daiichi Sankyo Co. Ltd.	707,562	21,720,557
Daikin Industries Ltd.	103,468	19,118,216
Daito Trust Construction Co. Ltd.	27,070	2,399,614
Daiwa House Industry Co. Ltd.	240,576	6,170,128
Daiwa House REIT Investment Corp.	881	2,248,028
Daiwa Securities Group, Inc.	610,652	2,568,351
Denso Corp.	180,090	7,893,652
Dentsu Group, Inc.	93,382	2,756,309
Disco Corp.	11,659	2,850,679
East Japan Railway Co.	127,644	7,849,942
Eisai Co. Ltd.	104,715	9,563,862
Electric Power Development Co. Ltd.	58,987	909,829
ENEOS Holdings, Inc.	1,257,963	4,488,245
FANUC Corp.	80,251	15,401,403
Fast Retailing Co. Ltd.	24,141	15,170,714
Fuji Electric Co. Ltd.	48,194	1,527,781
FUJIFILM Holdings Corp.	149,708	7,379,383
Fujitsu Ltd.	80,804	11,039,247
Fukuoka Financial Group, Inc.	68,293	1,147,863
GLP J-Reit	1,545	2,377,891
GMO Payment Gateway, Inc.	18,100	1,938,919
Hakuhodo DY Holdings, Inc.	108,292	1,400,362
Hamamatsu Photonics KK	56,487	2,854,662
Hankyu Hanshin Holdings, Inc.	94,963	3,052,976
Hikari Tsushin, Inc.	8,206	1,957,859
Hino Motors Ltd.	137,321	891,036
Hirose Electric Co. Ltd.	12,892	1,665,716
Hisamitsu Pharmaceutical Co., Inc.	21,341	1,091,053
Hitachi Construction Machinery Co. Ltd.	44,705	1,620,006
Hitachi Ltd.	402,213	13,618,708
Hitachi Metals Ltd.	89,686	1,382,966
Honda Motor Co. Ltd.	677,135	16,080,104
Hoshizaki Corp.	22,665	1,808,583

Security	Shares	Value

Japan (continued)
Hoya Corp.	156,878	$17,714,088
Hulic Co. Ltd.	124,767	1,170,706
Idemitsu Kosan Co. Ltd.	82,500	1,761,439
Iida Group Holdings Co. Ltd.	60,922	1,233,040
Inpex Corp.	412,600	2,214,089
Isetan Mitsukoshi Holdings Ltd.	139,308	739,571
Isuzu Motors Ltd.	231,982	2,028,861
Ito En Ltd.	22,700	1,618,923
ITOCHU Corp.	559,873	14,336,015
Itochu Techno-Solutions Corp.	43,100	1,635,017
Japan Airlines Co. Ltd.(a)	51,362	957,990
Japan Airport Terminal Co. Ltd.	22,512	997,335
Japan Exchange Group, Inc.	211,736	5,934,593
Japan Post Bank Co. Ltd.	148,800	1,160,611
Japan Post Holdings Co. Ltd.	666,529	4,545,097
Japan Post Insurance Co. Ltd.	96,900	1,525,718
Japan Prime Realty Investment Corp.	302	936,992
Japan Real Estate Investment Corp.	548	2,801,671
Japan Retail Fund Investment Corp.	1,078	1,667,688
Japan Tobacco, Inc.	498,741	9,098,920
JFE Holdings, Inc.(a)	211,212	1,478,859
JGC Holdings Corp.	98,357	1,020,168
JSR Corp.	84,628	2,011,450
JTEKT Corp.	78,433	615,214
Kajima Corp.	176,777	2,129,847
Kakaku.com, Inc.	51,016	1,344,980
Kamigumi Co. Ltd.	45,111	888,928
Kansai Electric Power Co., Inc.	286,851	2,780,129
Kansai Paint Co. Ltd.	77,075	1,915,695
Kao Corp.	199,907	15,007,162
Kawasaki Heavy Industries Ltd.(a)	62,216	840,485
KDDI Corp.	670,275	16,858,456
Keihan Holdings Co. Ltd.	39,829	1,653,765
Keikyu Corp.	87,639	1,348,917
Keio Corp.	42,729	2,645,172
Keisei Electric Railway Co. Ltd.	53,287	1,505,038
Keyence Corp.	75,780	35,425,564
Kikkoman Corp.	58,264	3,232,125
Kintetsu Group Holdings Co. Ltd.	71,298	3,042,737
Kirin Holdings Co. Ltd.	341,855	6,420,925
Kobayashi Pharmaceutical Co. Ltd.	21,065	2,035,426
Kobe Bussan Co. Ltd.	26,100	1,437,357
Koito Manufacturing Co. Ltd.	41,947	2,140,375
Komatsu Ltd.	369,754	8,120,921
Konami Holdings Corp.	35,899	1,552,936
Kose Corp.	13,159	1,611,156
Kubota Corp.	439,989	7,883,381
Kuraray Co. Ltd.	144,614	1,403,124
Kurita Water Industries Ltd.	42,929	1,419,606
Kyocera Corp.	133,400	7,638,020
Kyowa Kirin Co. Ltd.	114,597	3,261,070
Kyushu Electric Power Co., Inc.	166,031	1,506,419
Kyushu Railway Co.	60,146	1,285,950
Lasertec Corp.	32,000	2,630,365
Lawson, Inc.	18,988	905,397
LINE Corp.(a)	15,070	767,086
Lion Corp.	95,039	1,951,064
LIXIL Group Corp.	103,527	2,092,517
M3, Inc.	183,313	11,339,050
Makita Corp.	90,539	4,333,132
Marubeni Corp.	659,064	3,741,772
Marui Group Co. Ltd.	75,651	1,451,687
Maruichi Steel Tube Ltd.	19,300	483,183

4

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mazda Motor Corp.	234,798	$1,377,264
McDonald’s Holdings Co. Japan Ltd.	30,394	1,478,303
Mebuki Financial Group, Inc.	357,486	811,205
Medipal Holdings Corp.	73,198	1,467,788
MEIJI Holdings Co. Ltd.	47,834	3,653,836
Mercari, Inc.(a)	28,900	1,335,567
MINEBEA MITSUMI, Inc.	158,408	3,017,391
MISUMI Group, Inc.	113,256	3,175,348
Mitsubishi Chemical Holdings Corp.	535,909	3,093,471
Mitsubishi Corp.	555,697	13,300,801
Mitsubishi Electric Corp.	758,521	10,292,520
Mitsubishi Estate Co. Ltd.	499,182	7,561,413
Mitsubishi Gas Chemical Co., Inc.	65,693	1,222,117
Mitsubishi Heavy Industries Ltd.	136,005	3,011,247
Mitsubishi Materials Corp.	45,676	900,126
Mitsubishi Motors Corp.(a)	275,916	609,258
Mitsubishi UFJ Financial Group, Inc.	5,080,170	20,274,324
Mitsubishi UFJ Lease & Finance Co. Ltd.	158,773	737,716
Mitsui & Co. Ltd.	677,800	11,646,505
Mitsui Chemicals, Inc.	74,051	1,789,789
Mitsui Fudosan Co. Ltd.	394,320	6,861,827
Miura Co. Ltd.	37,200	1,824,623
Mizuho Financial Group, Inc.	995,651	12,427,383
MonotaRO Co. Ltd.	54,000	2,682,231
MS&AD Insurance Group Holdings, Inc.	186,724	5,030,943
Murata Manufacturing Co. Ltd.	238,725	15,523,608
Nabtesco Corp.	49,492	1,796,875
Nagoya Railroad Co. Ltd.	78,951	2,164,384
NEC Corp.	102,874	6,017,485
Nexon Co. Ltd.	205,548	5,127,142
NGK Insulators Ltd.	105,468	1,505,919
NGK Spark Plug Co. Ltd.	70,464	1,230,321
NH Foods Ltd.	31,476	1,406,941
Nidec Corp.	185,820	17,425,805
Nihon M&A Center Inc.	63,400	3,627,074
Nikon Corp.	113,662	766,953
Nintendo Co. Ltd.	46,582	26,397,604
Nippon Building Fund, Inc.	534	3,022,429
Nippon Express Co. Ltd.	28,970	1,690,489
Nippon Paint Holdings Co. Ltd.	61,216	6,301,959
Nippon Prologis REIT, Inc.	874	2,947,361
Nippon Shinyaku Co. Ltd.	18,500	1,523,176
Nippon Steel Corp.(a)	335,256	3,164,961
Nippon Telegraph & Telephone Corp.	534,932	10,921,531
Nippon Yusen KK	63,622	1,103,903
Nissan Chemical Corp.	52,411	2,794,027
Nissan Motor Co. Ltd.(a)	988,815	3,497,040
Nisshin Seifun Group, Inc.	75,973	1,205,777
Nissin Foods Holdings Co. Ltd.	26,341	2,474,682
Nitori Holdings Co. Ltd.	33,123	6,871,427
Nitto Denko Corp.	65,326	4,255,905
Nomura Holdings, Inc.	1,312,218	5,996,741
Nomura Real Estate Holdings, Inc.	38,158	726,192
Nomura Real Estate Master Fund, Inc.	1,764	2,209,887
Nomura Research Institute Ltd.	132,963	3,915,026
NSK Ltd.	159,185	1,218,458
NTT Data Corp.	272,317	3,484,925
NTT DOCOMO, Inc.	469,615	17,256,519
Obayashi Corp.	274,034	2,501,736
Obic Co. Ltd.	27,994	4,923,100
Odakyu Electric Railway Co. Ltd.	117,985	2,965,888
Oji Holdings Corp.	364,126	1,673,185
Olympus Corp.	484,312	10,071,623

Security	Shares	Value

Japan (continued)
Omron Corp.	79,128	$6,186,711
Ono Pharmaceutical Co. Ltd.	151,631	4,769,377
Oracle Corp. Japan	16,935	1,828,587
Oriental Land Co. Ltd.	83,104	11,654,934
ORIX Corp.	546,100	6,820,931
Orix JREIT, Inc.	1,090	1,677,087
Osaka Gas Co. Ltd.	153,708	2,992,554
Otsuka Corp.	44,582	2,278,201
Otsuka Holdings Co. Ltd.	165,555	7,013,787
Pan Pacific International Holdings Corp.	164,236	3,824,773
Panasonic Corp.	932,157	7,940,186
Park24 Co. Ltd.	44,976	730,214
PeptiDream, Inc.(a)	39,200	1,839,608
Persol Holdings Co. Ltd.	79,975	1,306,325
Pigeon Corp.	49,500	2,211,722
Pola Orbis Holdings, Inc.	36,523	688,653
Rakuten, Inc.	363,400	3,918,529
Recruit Holdings Co. Ltd.	531,294	21,100,526
Renesas Electronics Corp.(a)	304,308	2,233,511
Resona Holdings, Inc.	848,299	2,890,009
Ricoh Co. Ltd.	290,181	1,958,786
Rinnai Corp.	13,635	1,329,975
Rohm Co. Ltd.	36,500	2,821,815
Ryohin Keikaku Co. Ltd.	109,660	1,822,156
Santen Pharmaceutical Co. Ltd.	149,649	3,059,704
SBI Holdings, Inc.	94,497	2,448,593
SCSK Corp.	22,100	1,236,472
Secom Co. Ltd.	87,257	7,985,363
Sega Sammy Holdings, Inc.	70,632	860,861
Seibu Holdings, Inc.	89,651	965,381
Seiko Epson Corp.	113,003	1,299,562
Sekisui Chemical Co. Ltd.	144,878	2,317,363
Sekisui House Ltd.	255,599	4,529,399
Seven & i Holdings Co. Ltd.	313,159	9,729,875
Seven Bank Ltd.	216,240	524,069
SG Holdings Co. Ltd.	64,752	3,369,284
Sharp Corp.	97,669	1,214,929
Shimadzu Corp.	93,763	2,853,803
Shimamura Co. Ltd.	10,430	1,013,208
Shimano, Inc.	30,570	6,034,368
Shimizu Corp.	237,406	1,787,228
Shin-Etsu Chemical Co. Ltd.	147,026	19,238,976
Shinsei Bank Ltd.	62,211	768,136
Shionogi & Co. Ltd.	110,021	5,888,786
Shiseido Co. Ltd.	168,878	9,776,337
Shizuoka Bank Ltd.	191,701	1,323,915
Showa Denko KK	59,487	1,091,874
SMC Corp.	23,841	13,299,377
Softbank Corp.	1,192,700	13,327,625
SoftBank Group Corp.	651,400	40,305,069
Sohgo Security Services Co. Ltd.	28,947	1,378,923
Sompo Holdings, Inc.	137,542	4,748,382
Sony Corp.	524,068	40,165,634
Square Enix Holdings Co. Ltd.	38,500	2,547,979
Stanley Electric Co. Ltd.	57,934	1,669,607
Subaru Corp.	260,046	5,048,234
SUMCO Corp.	99,815	1,408,298
Sumitomo Chemical Co. Ltd.	619,160	2,049,406
Sumitomo Corp.	505,940	6,098,848
Sumitomo Dainippon Pharma Co. Ltd.	65,993	869,615
Sumitomo Electric Industries Ltd.	315,880	3,555,961
Sumitomo Heavy Industries Ltd.	45,082	1,048,871
Sumitomo Metal Mining Co. Ltd.	96,715	2,999,546

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	540,827	$15,121,959
Sumitomo Mitsui Trust Holdings, Inc.	136,626	3,634,767
Sumitomo Realty & Development Co. Ltd.	126,049	3,731,442
Sumitomo Rubber Industries Ltd.	61,304	569,461
Sundrug Co. Ltd.	31,623	1,192,027
Suntory Beverage & Food Ltd.	61,340	2,303,526
Suzuken Co. Ltd.	30,770	1,173,692
Suzuki Motor Corp.	152,319	6,525,015
Sysmex Corp.	69,522	6,651,998
T&D Holdings, Inc.	209,706	2,067,349
Taiheiyo Cement Corp.	53,387	1,363,158
Taisei Corp.	78,010	2,640,410
Taisho Pharmaceutical Holdings Co. Ltd.	15,500	1,020,780
Taiyo Nippon Sanso Corp.	53,793	827,129
Takeda Pharmaceutical Co. Ltd.	655,108	23,415,477
TDK Corp.	53,258	5,815,386
Teijin Ltd.	67,751	1,050,709
Terumo Corp.	265,006	10,551,133
THK Co. Ltd.	44,358	1,116,293
TIS, Inc.	95,000	2,017,797
Tobu Railway Co. Ltd.	80,098	2,475,169
Toho Co. Ltd.	45,782	1,887,533
Toho Gas Co. Ltd.	30,923	1,530,094
Tohoku Electric Power Co., Inc.	181,390	1,817,907
Tokio Marine Holdings, Inc.	262,587	11,489,374
Tokyo Century Corp.	16,612	905,451
Tokyo Electric Power Co. Holdings, Inc.(a)	584,012	1,606,131
Tokyo Electron Ltd.	62,293	16,274,326
Tokyo Gas Co. Ltd.	160,555	3,663,943
Tokyu Corp.	208,565	2,706,829
Tokyu Fudosan Holdings Corp.	218,273	942,876
Toppan Printing Co. Ltd.	109,100	1,542,119
Toray Industries, Inc.	559,514	2,559,778
Toshiba Corp.	160,770	4,101,175
Tosoh Corp.	108,074	1,754,690
TOTO Ltd.	61,387	2,828,668
Toyo Suisan Kaisha Ltd.	36,523	1,928,641
Toyoda Gosei Co. Ltd.	25,617	588,193
Toyota Industries Corp.	60,300	3,818,304
Toyota Motor Corp.	881,409	58,499,113
Toyota Tsusho Corp.	92,681	2,606,770
Trend Micro, Inc.	55,734	3,396,356
Tsuruha Holdings, Inc.	14,635	2,074,759
Unicharm Corp.	165,802	7,415,209
United Urban Investment Corp.	1,216	1,353,112
USS Co. Ltd.	98,563	1,763,625
Welcia Holdings Co. Ltd.	41,000	1,797,990
West Japan Railway Co.	66,640	3,292,568
Yakult Honsha Co. Ltd.	50,582	2,808,571
Yamada Denki Co. Ltd.	284,492	1,418,742
Yamaha Corp.	57,164	2,741,632
Yamaha Motor Co. Ltd.	115,927	1,684,497
Yamato Holdings Co. Ltd.	122,762	3,233,849
Yamazaki Baking Co. Ltd.	49,958	870,817
Yaskawa Electric Corp.	96,345	3,769,315
Yokogawa Electric Corp.	85,763	1,362,049
Yokohama Rubber Co. Ltd.	50,129	713,606
Z Holdings Corp.	1,123,127	7,501,839
ZOZO, Inc.	41,951	1,170,626

		1,476,267,510

Security	Shares	Value

Jordan — 0.0%
Hikma Pharmaceuticals PLC	61,693	$2,067,782

Luxembourg — 0.2%
ArcelorMittal SA(a)	290,691	3,867,156
Eurofins Scientific SE(a)	5,597	4,433,755
SES SA	165,060	1,168,523

		9,469,434

Macau — 0.2%
Galaxy Entertainment Group Ltd.	919,058	6,213,472
Sands China Ltd.	979,260	3,795,819
SJM Holdings Ltd.	907,053	1,075,279
Wynn Macau Ltd.(a)(c)	622,075	998,308

		12,082,878

Malta — 0.0%
BGP Holdings Ltd.(a)(e)	966,939	11

Netherlands — 4.1%
ABN AMRO Bank NV(d)	176,665	1,476,834
Adyen NV(a)(d)	7,661	14,130,584
Aegon NV	739,009	1,912,783
Akzo Nobel NV	80,194	8,105,240
Altice Europe NV(a)	228,350	1,087,201
Argenx SE(a)	18,559	4,902,662
ASML Holding NV	176,902	65,342,798
EXOR NV	45,905	2,491,848
Heineken Holding NV	48,994	3,818,008
Heineken NV	106,480	9,479,572
ING Groep NV(a)	1,621,033	11,569,093
Just Eat Takeaway.com NV(a)(d)	52,086	5,830,852
Koninklijke Ahold Delhaize NV	457,456	13,521,442
Koninklijke DSM NV	71,629	11,792,388
Koninklijke KPN NV	1,519,180	3,564,478
Koninklijke Philips NV(a)	380,319	17,958,325
Koninklijke Vopak NV	29,659	1,671,223
NN Group NV	118,401	4,438,109
Randstad NV(a)	47,869	2,496,150
Royal Dutch Shell PLC	3,244,729	39,956,235
Wolters Kluwer NV	112,808	9,622,797

		235,168,622

New Zealand — 0.3%
a2 Milk Co. Ltd.(a)	303,813	3,092,051
Auckland International Airport Ltd.	513,009	2,490,088
Fisher & Paykel Healthcare Corp. Ltd.	244,260	5,390,948
Mercury NZ Ltd.	222,928	754,338
Meridian Energy Ltd.	552,152	1,815,958
Ryman Healthcare Ltd.	142,857	1,342,129
Spark New Zealand Ltd.	791,798	2,470,648

		17,356,160

Norway — 0.5%
DNB ASA(a)	394,060	5,489,499
Equinor ASA	414,816	5,876,973
Gjensidige Forsikring ASA	89,713	1,820,699
Mowi ASA	184,796	3,287,869
Norsk Hydro ASA(a)	603,033	1,664,507
Orkla ASA	316,395	3,193,208
Schibsted ASA, B Shares(a)	33,211	1,323,114
Telenor ASA	298,667	5,014,251
Yara International ASA	70,946	2,729,984

		30,400,104

6

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal — 0.2%
Banco Espirito Santo SA, Registered Shares(a)(e)	47,542	$1
EDP — Energias de Portugal SA	1,049,200	5,158,844
Galp Energia SGPS SA	217,548	2,017,863
Jeronimo Martins SGPS SA	105,566	1,697,539

		8,874,247

Russia — 0.0%
Evraz PLC	188,061	837,414

Singapore — 1.0%
Ascendas Real Estate Investment Trust	1,289,465	3,085,600
CapitaLand Commercial Trust	1,099,360	1,333,025
CapitaLand Ltd.	1,070,730	2,140,778
CapitaLand Mall Trust	1,081,300	1,538,962
City Developments Ltd.	203,878	1,147,725
DBS Group Holdings Ltd.	745,909	10,965,862
Genting Singapore Ltd.	2,395,325	1,182,382
Jardine Cycle & Carriage Ltd.	39,495	524,241
Keppel Corp. Ltd.	634,142	2,077,250
Mapletree Commercial Trust(c)	896,800	1,288,316
Mapletree Logistics Trust	1,128,700	1,700,124
Oversea-Chinese Banking Corp. Ltd.	1,395,787	8,680,029
Singapore Airlines Ltd.	586,399	1,500,639
Singapore Exchange Ltd.	329,026	2,219,170
Singapore Technologies Engineering Ltd.(c)	663,579	1,691,011
Singapore Telecommunications Ltd.	3,346,846	5,238,056
Suntec Real Estate Investment Trust	795,400	852,829
United Overseas Bank Ltd.	488,405	6,880,254
UOL Group Ltd.	190,099	934,084
Venture Corp. Ltd.	114,427	1,624,750

		56,605,087

South Africa — 0.2%
Anglo American PLC	509,323	12,322,344

Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	112,995	2,554,213
Aena SME SA(a)(d)	28,813	4,011,589
Amadeus IT Group SA	182,066	10,111,214
Banco Bilbao Vizcaya Argentaria SA	2,819,639	7,827,136
Banco Santander SA	6,904,368	12,878,383
Bankinter SA	265,031	1,140,945
CaixaBank SA	1,497,664	3,179,369
Cellnex Telecom SA(d)	133,581	8,108,715
Enagas SA	102,462	2,364,119
Endesa SA	129,780	3,471,355
Ferrovial SA	201,406	4,892,233
Grifols SA , Class A	126,936	3,650,060
Iberdrola SA	2,468,735	30,386,632
Industria de Diseno Textil SA	453,343	12,541,454
Mapfre SA	445,134	698,353
Naturgy Energy Group SA	116,756	2,341,502
Red Electrica Corp. SA	180,542	3,386,127
Repsol SA	622,503	4,205,388
Siemens Gamesa Renewable Energy SA	92,841	2,512,472
Telefonica SA	2,054,938	7,039,329

		127,300,588

Sweden — 3.1%
Alfa Laval AB(a)	125,466	2,769,599
Assa Abloy AB, Class B	416,550	9,738,987
Atlas Copco AB, A Shares	439,751	20,011,609
Boliden AB(a)	110,781	3,286,942
Electrolux AB, Series B	89,210	2,079,563

Security	Shares	Value

Sweden (continued)
Epiroc AB, Class A	266,178	$3,855,920
Epiroc AB, Class B	170,489	2,366,504
EQT AB	101,089	1,961,588
Essity AB, Class B	252,166	8,513,438
Evolution Gaming Group AB(d)	53,944	3,564,248
Hennes & Mauritz AB, Class B(c)	330,210	5,688,838
Hexagon AB, B Shares(a)	116,962	8,834,488
Husqvarna AB, B Shares	181,045	1,990,801
ICA Gruppen AB	38,934	1,977,916
Industrivarden AB, C Shares(a)	67,606	1,797,892
Investment AB Latour	62,818	1,475,839
Investor AB, B Shares	189,297	12,364,827
Kinnevik AB, Class B	100,324	4,071,986
L E Lundbergforetagen AB, B Shares(a)	28,491	1,407,713
Lundin Energy AB	81,783	1,621,823
Nibe Industrier AB(a)	132,314	3,400,611
Sandvik AB(a)	469,185	9,175,061
Securitas AB, B Shares(a)	121,855	1,862,785
Skandinaviska Enskilda Banken AB, Class A(a)	684,782	6,081,942
Skanska AB, B Shares	149,070	3,148,152
SKF AB, B Shares	159,928	3,299,405
Svenska Cellulosa AB SCA, Class B(a)	257,071	3,524,299
Svenska Handelsbanken AB, A Shares(a)	661,345	5,533,319
Swedbank AB, A Shares(a)	381,647	5,974,915
Swedish Match AB	67,410	5,511,891
Tele2 AB, Class B	203,639	2,871,093
Telefonaktiebolaget LM Ericsson	1,209,155	13,232,071
Telia Co. AB	1,019,779	4,172,053
Volvo AB, B Shares(a)	618,108	11,873,766

		179,041,884

Switzerland — 10.3%
ABB Ltd., Registered Shares	763,234	19,404,341
Adecco Group AG, Registered Shares	62,566	3,301,314
Alcon, Inc.(a)	203,749	11,551,689
Baloise Holding AG, Registered Shares	19,267	2,836,574
Banque Cantonale Vaudoise, Registered Shares	12,764	1,295,307
Barry Callebaut AG, Registered Shares	1,200	2,672,835
Chocoladefabriken Lindt & Spruengli AG	454	3,832,201
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	42	3,742,090
Cie Financiere Richemont SA, Registered Shares	216,941	14,566,034
Clariant AG, Registered Shares	86,435	1,705,112
Coca-Cola HBC AG(a)	86,190	2,128,274
Credit Suisse Group AG, Registered Shares	1,009,153	10,074,068
EMS-Chemie Holding AG, Registered Shares	3,504	3,148,222
Geberit AG, Registered Shares	15,394	9,107,459
Givaudan SA, Registered Shares	3,837	16,567,424
Julius Baer Group Ltd.	93,109	3,954,559
Kuehne + Nagel International AG, Registered Shares .	22,697	4,407,151
LafargeHolcim Ltd., Registered Shares(a)	217,581	9,904,183
Logitech International SA, Registered Shares	68,345	5,294,148
Lonza Group AG, Registered Shares	30,941	19,094,780
Nestle SA, Registered Shares	1,236,812	147,195,431
Novartis AG, Registered Shares	922,769	80,118,783
Partners Group Holding AG	7,767	7,144,118
Roche Holding AG	291,982	100,015,677
Schindler Holding AG	17,318	4,727,469
Schindler Holding AG, Registered Shares	8,363	2,269,698
SGS SA, Registered Shares	2,515	6,739,791
Sika AG, Registered Shares	58,924	14,468,886
Sonova Holding AG, Registered Shares(a)	22,644	5,738,332

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Straumann Holding AG, Registered Shares	4,321	$4,371,129
Swatch Group AG	11,688	2,724,300
Swatch Group AG, Registered Shares	23,642	1,064,639
Swiss Life Holding AG, Registered Shares	13,415	5,076,121
Swiss Prime Site AG, Registered Shares	32,210	2,925,300
Swiss Re AG	122,461	9,084,021
Swisscom AG, Registered Shares	10,764	5,702,314
Temenos AG, Registered Shares	27,497	3,695,719
UBS Group AG, Registered Shares	1,531,912	17,115,904
Vifor Pharma AG	18,421	2,505,708
Zurich Insurance Group AG	62,384	21,754,236

		593,025,341

United Arab Emirates — 0.0%
NMC Health PLC(a)(e)	45,379	1

United Kingdom — 11.9%
3i Group PLC	414,691	5,325,180
Admiral Group PLC	79,430	2,678,796
Ashtead Group PLC	185,984	6,697,541
Associated British Foods PLC	150,619	3,626,219
AstraZeneca PLC	545,362	59,588,654
Auto Trader Group PLC(d)	402,936	2,925,477
AVEVA Group PLC	24,150	1,489,532
Aviva PLC	1,651,603	6,110,488
BAE Systems PLC	1,352,996	8,402,792
Barclays PLC(a)	7,205,436	9,090,073
Barratt Developments PLC	411,096	2,521,135
Berkeley Group Holdings PLC	52,438	2,858,537
BP PLC	8,420,050	24,350,603
British American Tobacco PLC	955,792	34,285,477
British Land Co. PLC	351,679	1,533,110
BT Group PLC	3,773,750	4,779,911
Bunzl PLC	138,378	4,467,727
Burberry Group PLC	167,636	3,360,127
CK Hutchison Holdings Ltd.	1,140,617	6,911,857
CNH Industrial NV(a)	420,357	3,251,185
Coca-Cola European Partners PLC	86,698	3,364,749
Compass Group PLC	741,312	11,135,813
Croda International PLC	53,566	4,320,939
DCC PLC	40,933	3,168,734
Diageo PLC	974,201	33,462,514
Direct Line Insurance Group PLC	540,917	1,886,560
Experian PLC	375,820	14,121,194
Fiat Chrysler Automobiles NV(a)	466,827	5,730,260
GlaxoSmithKline PLC	2,085,080	39,090,009
GVC Holdings PLC(a)	250,792	3,140,976
Halma PLC	162,324	4,904,108
Hargreaves Lansdown PLC	132,748	2,670,294
HSBC Holdings PLC	8,484,343	33,192,913
Imperial Brands PLC	393,323	6,947,456
Informa PLC(a)	633,759	3,071,621
InterContinental Hotels Group PLC(a)	71,443	3,750,071
Intertek Group PLC	67,074	5,473,005
J Sainsbury PLC	767,540	1,889,783
JD Sports Fashion PLC	161,943	1,690,464
Johnson Matthey PLC	80,432	2,444,161
Kingfisher PLC	869,320	3,329,843
Land Securities Group PLC	281,686	1,896,409
Legal & General Group PLC	2,479,264	6,048,070
Lloyds Banking Group PLC(a)	29,570,201	10,038,546

Security	Shares	Value

United Kingdom (continued)
London Stock Exchange Group PLC	130,244	$14,941,178
M&G PLC	1,060,112	2,178,983
Melrose Industries PLC(a)	2,038,545	3,022,867
Mondi PLC	205,997	4,355,722
National Grid PLC	1,470,060	16,885,317
Natwest Group PLC(a)	2,027,559	2,776,636
Next PLC	55,847	4,281,626
Ocado Group PLC(a)	188,807	6,677,957
Pearson PLC(c)	340,495	2,415,337
Persimmon PLC	134,705	4,292,829
Prudential PLC	1,079,928	15,495,141
Reckitt Benckiser Group PLC	296,389	28,899,479
RELX PLC	806,681	17,955,139
Rentokil Initial PLC(a)	770,652	5,326,631
Rolls-Royce Holdings PLC(a)	825,205	1,370,126
RSA Insurance Group PLC	454,517	2,653,852
Sage Group PLC	459,817	4,273,159
Schroders PLC	52,935	1,838,417
Segro PLC	451,350	5,424,115
Severn Trent PLC	97,043	3,055,371
Smith & Nephew PLC	363,540	7,121,501
Smiths Group PLC	157,975	2,794,518
Spirax-Sarco Engineering PLC	30,321	4,317,760
SSE PLC	436,831	6,798,908
St James’s Place PLC	223,021	2,683,029
Standard Chartered PLC(a)	1,114,940	5,130,493
Standard Life Aberdeen PLC	953,622	2,777,135
Taylor Wimpey PLC	1,459,837	2,041,271
Tesco PLC	4,070,132	11,165,611
Unilever NV	608,688	36,963,996
Unilever PLC	485,636	29,940,987
United Utilities Group PLC	283,827	3,135,260
Vodafone Group PLC	11,123,861	14,743,884
Whitbread PLC	85,410	2,333,631
Wm Morrison Supermarkets PLC	1,053,494	2,312,349
WPP PLC	506,869	3,980,921

		687,384,049

United States — 0.3%
CyberArk Software Ltd.(a)	14,874	1,538,269
Ferguson PLC	92,978	9,356,415
James Hardie Industries PLC	188,550	4,519,881
Tenaris SA	190,344	948,306

		16,362,871

Total Common Stocks — 98.2% (Cost: $4,659,276,050)		5,661,684,301

Preferred Securities

Preferred Stocks — 0.6%

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares	20,759	1,134,528
FUCHS PETROLUB SE, Preference Shares	30,942	1,573,268
Henkel AG & Co. KGaA, Preference Shares	72,929	7,627,385
Porsche Automobil Holding SE, Preference Shares	62,768	3,734,192

8

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares	15,016	$6,154,670
Volkswagen AG, Preference Shares	77,128	12,410,752

Total Preferred Securities — 0.6% (Cost: $25,683,766)		32,634,795

Total Long-Term Investments — 98.8% (Cost: $4,684,959,816)		5,694,319,096

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.34%(f)(g)(h)	23,053,254	23,074,002
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(f)(g)	900,684	900,684

Total Short-Term Securities — 0.4% (Cost: $23,955,617)		23,974,686

Total Investments — 99.2% (Cost: $4,708,915,433)		5,718,293,782

Other Assets Less Liabilities — 0.8%		48,482,558

Net Assets — 100.0%		$5,766,776,340

(a)	Non-income producing security.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,046,155	$—		$(19,956,686	)(a)	$(31,937)	$16,470	$23,074,002	23,053,254	$509,768	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	900,684	(a)	—		—	—	900,684	900,684	365		—

						$(31,937)	$16,470	$23,974,686		$510,133		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	176	12/10/20	$19,362	$85,695
SPI 200 Index	83	12/17/20	8,623	(141,910)
Euro Stoxx 50 Index	624	12/18/20	23,368	(845,305)
FTSE 100 Index	181	12/18/20	13,643	(398,049)

				$(1,299,569)

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$427,542,370	$—	$427,542,370
Austria	—	8,745,709	—	8,745,709
Belgium	—	50,643,026	—	50,643,026
Chile	—	2,058,515	—	2,058,515
China	4,365,919	29,454,468	—	33,820,387
Denmark	11,033,660	133,395,905	—	144,429,565
Finland	—	69,864,821	—	69,864,821
France	1,712,233	596,763,803	—	598,476,036
Germany	9,300,116	504,927,109	—	514,227,225
Hong Kong	1,584,247	157,916,989	—	159,501,236
Ireland	1,219,775	40,144,310	—	41,364,085
Israel	15,363,366	16,757,709	—	32,121,075
Italy	—	114,323,924	—	114,323,924
Japan	1,797,990	1,474,469,520	—	1,476,267,510
Jordan	—	2,067,782	—	2,067,782
Luxembourg	—	9,469,434	—	9,469,434
Macau	—	12,082,878	—	12,082,878
Malta	—	—	11	11
Netherlands	1,671,223	233,497,399	—	235,168,622
New Zealand	—	17,356,160	—	17,356,160
Norway	—	30,400,104	—	30,400,104
Portugal	—	8,874,246	1	8,874,247
Russia	—	837,414	—	837,414
Singapore	—	56,605,087	—	56,605,087
South Africa	—	12,322,344	—	12,322,344
Spain	—	127,300,588	—	127,300,588
Sweden	—	179,041,884	—	179,041,884
Switzerland	—	593,025,341	—	593,025,341
United Arab Emirates	—	—	1	1
United Kingdom	3,364,749	684,019,300	—	687,384,049
United States	1,538,269	14,824,602	—	16,362,871
Preferred Securities
Preferred Stocks	—	32,634,795	—	32,634,795

10

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$23,974,686	$—	$—	$23,974,686

	$76,926,233	$5,641,367,536	$13	$5,718,293,782

Derivative Financial Instruments(a)
Assets
Equity Contracts	$85,695	$—	$—	$85,695
Liabilities
Equity Contracts	(1,385,264)	—	—	(1,385,264)

	$(1,299,569)	$—	$—	$(1,299,569)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

FTSE	Financial Times Stock Exchange

REIT	Real Estate Investment Trust

SCA	Svenska Celluosa Aktiebolaget

SCHEDULE OF INVESTMENTS	11